SEGMENT INFORMATION - GLOBAL SEGMENT RESULTS (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net Sales		$ 16,503	$ 16,281	$ 17,395	$ 16,653	$ 16,079	$ 15,605	$ 16,856	$ 16,518	$ 66,832	$ 65,058	$ 65,299
Earnings from Continuing Operations Before Income Taxes										13,326	13,257	13,369
Net Earnings from Continuing Operations		1,890	$ 2,540	$ 2,561	$ 2,870	2,202	$ 2,556	$ 2,561	$ 2,875	9,861	10,194	10,027
Depreciation, Depletion and Amortization										2,834	2,820	3,078
Assets		118,310				120,406				118,310	120,406	127,136
Payments to Acquire Property, Plant, and Equipment										3,717	3,384	3,314
Beauty
Net Sales										12,406	11,429	11,477
Earnings from Continuing Operations Before Income Taxes										3,042	2,546	2,636
Net Earnings from Continuing Operations										2,320	1,914	1,975
Depreciation, Depletion and Amortization										236	220	218
Assets		4,709				4,184				4,709	4,184	3,888
Payments to Acquire Property, Plant, and Equipment										766	599	435
Grooming
Net Sales										6,551	6,642	6,815
Earnings from Continuing Operations Before Income Taxes										1,801	1,985	2,009
Net Earnings from Continuing Operations										1,432	1,537	1,548
Depreciation, Depletion and Amortization										447	433	451
Assets		22,609				22,759				22,609	22,759	22,819
Payments to Acquire Property, Plant, and Equipment										364	341	383
Health Care
Net Sales										7,857	7,513	7,350
Earnings from Continuing Operations Before Income Taxes										1,922	1,898	1,812
Net Earnings from Continuing Operations										1,283	1,280	1,250
Depreciation, Depletion and Amortization										230	209	204
Assets		5,254				5,194				5,254	5,194	5,139
Payments to Acquire Property, Plant, and Equipment										330	283	240
Fabric & Home Care
Net Sales										21,441	20,717	20,730
Earnings from Continuing Operations Before Income Taxes										4,191	4,249	4,249
Net Earnings from Continuing Operations										2,708	2,713	2,778
Depreciation, Depletion and Amortization										534	513	531
Assets		7,295				6,886				7,295	6,886	6,919
Payments to Acquire Property, Plant, and Equipment										1,020	797	672
Baby, Feminine & Family Care
Net Sales										18,080	18,252	18,505
Earnings from Continuing Operations Before Income Taxes										3,527	3,868	4,042
Net Earnings from Continuing Operations										2,251	2,503	2,650
Depreciation, Depletion and Amortization										899	874	886
Assets		9,682				9,920				9,682	9,920	9,863
Payments to Acquire Property, Plant, and Equipment										1,016	1,197	1,261
Corporate
Net Sales	[1]									497	505	422
Earnings from Continuing Operations Before Income Taxes	[1]									(1,157)	(1,289)	(1,379)
Net Earnings from Continuing Operations	[1]									(133)	247	(174)
Depreciation, Depletion and Amortization	[1]									488	571	788
Assets	[1]	$ 68,761				$ 71,463				68,761	71,463	78,508
Payments to Acquire Property, Plant, and Equipment	[1]									$ 221	$ 167	$ 323

[1]	The Corporate reportable segment includes depreciation and amortization, total assets and capital expenditures of the Beauty Brands and Batteries businesses prior to their divestiture.